Retirement Benefit Plans (Breakdown of amount recognized in accumulated other comprehensive income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Member]
Prior service cost/(credit)	$ 0	$ 0
Net actuarial loss/(gain)	100.9	102.2
Total	100.9	102.2
Medical Plan [Member]
Prior service cost/(credit)	(9.9)	(11.9)
Net actuarial loss/(gain)	11.6	7.9
Total	$ 1.7	$ (4.0)